Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 18 — SUBSEQUENT EVENTS

The Company evaluated all events and transactions through the date of issuance of these unaudited condensed consolidated financial statements, Other than the event disclosed below and elsewhere in these unaudited condensed consolidated financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements.

On November 24, 2025, the board of directors approved amendments to the Company’s amended and restated memorandum and articles of association to effect a share consolidation of the Company’s Class A Shares based on a 1-for-8 ratio, such that every eight issued Class A Shares were combined into one issued Class A ordinary share, with fractional shares rounded to the nearest whole share. The Company’s Class B Shares were not affected by the share consolidation. The share consolidation became effective for trading on the Nasdaq Capital Market on December 2, 2025.

Note 18 — SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred up through April 28, 2025, which is the date that the consolidated financial statements are available to be issued, there were no other material subsequent events that require disclosure in these consolidated financial statements.